ADVANCE TO SUPPLIERS, NET	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
ADVANCE TO SUPPLIERS, NET

6. ADVANCE TO SUPPLIERS, NET

	December 31,	December 31,
	2024	2023
Advances to Suppliers	$16,546,521	1,044,207
Less: allowance for credit losses	-	(269,740)
Advances to Suppliers, net	$16,546,521	774,467

The movement of the allowance for credit losses was as follows:

	December 31,	December 31,
	2024	2023
Balance as of the beginning of year	$269,740	66,010
Additions charged to credit losses	-	203,730
Effect of disposal subsidiaries	(269,740)	-
Balance as of the end of year	$-	269,740

As of December 31, 2024 and 2023, the Company has advances to suppliers, net of $16,546,521 and $774,467. The aging of advances to suppliers were all less than 30 days. The allowance for doubtful accounts was nil and $269,740 as of December 31, 2024 and 2023.